Inventories	3 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Inventories	Note 10. Inventories
	As of September 30, 2023	As of June 30, 2023
Raw materials	126,911	179,368
Finished goods	263,382	286,380
Total Inventories	$390,293	$465,748